DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Tables)	12 Months Ended
Mar. 31, 2017
Net revenues | Customer concentration risk
Significant Concentrations and Risks
Schedule of significant concentrations and risks

	Year Ended March 31,
	2015		2016		2017
	RMB	%	RMB	%	RMB	%

The Chinese Institute of Certified Public Accountants	64,944,327	18.5%	76,485,306	18.3%	90,455,936	19.1%
Asset Management Association of China	—	—	23,183,787	5.6%	87,661,832	18.6%
China Banking Association	64,169,577	18.3%	61,190,087	14.7%	55,521,062	11.8%
Securities Association of China	66,847,350	19.1%	67,045,689	16.1%	—	—

Accounts receivable | Credit concentration risk, customers or financial institutions
Significant Concentrations and Risks
Schedule of significant concentrations and risks
	March 31,
	2016		2017
	RMB	%	RMB	%
Asset Management Association of China	13,243,230	26.2%	10,836,559	19.3%
The Chinese Institute of Certified Public Accountants	6,069,096	12.0%	450,712	0.8%

Cash, cash equivalents and restricted cash | Credit concentration risk, customers or financial institutions
Significant Concentrations and Risks
Schedule of significant concentrations and risks

	March 31,
	2016	2017
	RMB	RMB
Financial institutions in the mainland of the PRC
— Denominated in Renminbi (“RMB”)	236,843,121	251,487,461
— Denominated in U.S. Dollar (“USD”)	723	723

Total cash, cash equivalents and restricted cash balances held at mainland PRC financial institutions	236,843,844	251,488,184

Financial institutions in Hong Kong Special Administrative Region (“HKSAR”) of the PRC
— Denominated in RMB	—	1
— Denominated in Hong Kong Dollar	20,873	263,216
— Denominated in USD	10,502,056	697,012
— Denominated in Great Britain Pound	300,964	—

Total cash balances held at HKSAR financial institutions	10,823,893	960,229

Total cash, cash equivalents and restricted cash balances held at financial institutions	247,667,737	252,448,413